BANK LOAN	12 Months Ended
Dec. 31, 2017
Disclosure of bank loan [Abstract]
BANK LOAN
NOTE 7 –    BANK LOAN:

On December 21, 2017 the Company received a loan in the amount of NIS 500 thousand ($144 thousand) for a period of 3 months which was extended on a weekly basis until repaid on April 16, 2018. The loan bears annual interest of 5.4% and is secured by a private guarantee from Mr. Aviv Tzidon and the Company's CEO.